EFMT DEPOSITOR LLC ABS-15G

Exhibit 99.01 - Schedule 6

Multi Property Report
Run Date - 11/18/2025 11:00:33 AM
AMC Loan ID	Customer Loan ID	Seller Loan ID	Investor Loan Number	Collateral ID	Loan Flag	Loan Status	Loan Status Date	Originator	Property Address	City	State	Zip Code	Original Balance	Rate Type Code	Loan Product	Lien Type	Original Rate	Qualifying Rate	Original Monthly PI Payment	Borrower FICO	Coborrower FICO	FICO Date	Appraisal Date	Owner Occupancy	Property Type	Appraisal Value	Purchase Price	Property Value for LTV	Originator Original LTV	Combined LTV	Debt to Income Ratio	ARM Index	Interest Only Period	Original Maturity Term	Original Amortization Term	Prepayment Penalty Months	Prepay Penalty Type	Note Date	First Payment Date	Maturity Date	Property Units	Loan Purpose	Foreign National Flag	Documentation Type	T & I & A Payment	Monthly Taxes	Monthly Insurance	Mortgage Type	ARM Margin	Minimum Rate Life Floor	Maximum Rate	Initial Periodic Cap	Life Rate Cap	Subsequent Periodic Cap	Payment Adjustment Frequency	Rate Adjustment Frequency	Property Acquisition Date	Property Acquisition Price	Borrower ID	Cross Default Loan Count	Rental Purpose	Rent	Rent in Place from Lease	Type of Rent to Qualify	Rented Flag	Originator Original DSCR	Property Improvement Flag	Personal Guarantor	Annual HOA	Property Condition	First Time Investor	Reserve Amount	Origination Channel	Property Exception Grade	After Repair Value	After Repair Value Percent	Loan to Cost	Release Provisions	Release Amount	Property Loan Amount	Year Built	Square Foot	Number of Bedrooms	Number of Bathrooms	Section 8 Housing Program
xxx	2078692	xxx	xxx	xxx	xxx	Loan Review Complete								Fixed	Fixed Rate	xxx	xxx		xxx		xxx			Investment					xxx	xxx				xxx	xxx	xxx	Prepaid Balance						xxx	xxx				xxx												xxx		xxx				xxx		xxx	xxx		xxx	xxx	xxx	xxx			xxx
xxx	2078692-1	xxx	xxx	xxx	xxx	Loan Review Complete																		Investment	xxx																1	Refinance				xxx															Long Term	xxx		xxx	N				xxx	xxx							xxx	xxx			xxx	xxx	xxx	xxx	xxx
xxx	2078692-2	xxx	xxx	xxx	xxx	Loan Review Complete																		Investment	xxx																1	Refinance				xxx															Long Term	xxx	xxx	xxx	Y				xxx	xxx							xxx	xxx			xxx	xxx	xxx	xxx	xxx